Cover	Sep. 29, 2026
Cover [Abstract]
Entity Registrant Name	AMERICAN RESOURCES CORPORATION
Entity Central Index Key	0001590715
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Sep. 29, 2026
Entity Incorporation State Country Code	FL
Entity File Number	000-55456
Entity Tax Identification Number	46-3914127
Entity Address Address Line 1	12115 Visionary Way
Entity Address Address Line 2	Suite 174
Entity Address City Or Town	Fishers
Entity Address State Or Province	IN
Entity Address Postal Zip Code	46038
City Area Code	317
Local Phone Number	855-9926
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false